SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)

September 30, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$42,066	$1,449	$—	$43,515
Restricted cash	—	—	20,580	—	—	20,580
Other current assets	—	3,470	69,812	11,966	—	85,248
Total current assets	—	3,470	132,458	13,415	—	149,343
Long-term accounts receivable	—	2,906	64,918	10,314	—	78,138
Cemetery and funeral home property and equipment	—	696	404,948	31,960	—	437,604
Merchandise trusts	—	—	—	519,529	—	519,529
Perpetual care trusts	—	—	—	343,028	—	343,028
Deferred selling and obtaining costs	—	5,580	90,236	17,785	—	113,601
Intangible assets	—	—	187	56,375	—	56,562
Other assets	—	—	29,939	2,779	—	32,718
Investments in and amounts due from affiliates eliminated upon consolidation	—	—	649,920	—	(649,920)	—
Total assets	$—	$12,652	$1,372,606	$995,185	$(649,920)	$1,730,523
Liabilities, Redeemable Convertible Preferred Units and Partners’ Capital (Deficit)
Current liabilities	—	150	63,418	1,520	—	65,088
Long-term debt, net of deferred financing costs	—	—	362,173	—	—	362,173
Deferred revenues	—	32,926	797,538	113,091	—	943,555
Perpetual care trust corpus	—	—	—	343,028	—	343,028
Other long-term liabilities	—	—	46,820	16,384	—	63,204
Investments in and amounts due to affiliates eliminated upon consolidation	46,525	259,737	—	570,954	(877,216)	—
Total liabilities	46,525	292,813	1,269,949	1,044,977	(877,216)	1,777,048
Redeemable convertible preferred units	57,500	—	—	—	—	57,500
Partners’ capital (deficit)	(104,025)	(280,161)	102,657	(49,792)	227,296	(104,025)
Total liabilities, redeemable convertible preferred units and partners’ capital (deficit)	$—	$12,652	$1,372,606	$995,185	$(649,920)	$1,730,523

CONSOLIDATING BALANCE SHEET

December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$16,298	$1,849	$—	$18,147
Restricted cash	—	—	—	—	—	—
Other current assets	—	3,718	64,924	11,527	—	80,169
Total current assets	—	3,718	81,222	13,376	—	98,316
Long-term accounts receivable	—	3,118	71,708	12,322	—	87,148
Cemetery and funeral home property and equipment	—	806	409,201	33,550	—	443,557
Merchandise trusts	—	—	—	488,248	—	488,248
Perpetual care trusts	—	—	—	330,562	—	330,562
Deferred selling and obtaining costs	—	5,511	88,705	18,444	—	112,660
Goodwill and intangible assets	—	—	25,676	60,607	—	86,283
Other assets	—	—	19,403	2,924	—	22,327
Investments in and amounts due from affiliates eliminated upon consolidation	61,875	(586)	539,997	—	(601,286)	—
Total assets	$61,875	$12,567	$1,235,912	$960,033	$(601,286)	$1,669,101
Liabilities, Redeemable Convertible Preferred Units and Partners’ Capital (Deficit)
Current liabilities	$—	$184	$60,216	$1,400	$—	$61,800
Long-term debt, net of deferred financing costs	68,453	105,160	146,635	—	—	320,248
Deferred revenues	—	32,147	770,337	111,802	—	914,286
Perpetual care trust corpus	—	—	—	330,562	—	330,562
Other long-term liabilities	—	—	33,553	15,230	—	48,783
Due to affiliates	—	—	173,613	543,543	(717,156)	—
Total liabilities	68,453	137,491	1,184,354	1,002,537	(717,156)	1,675,679
Redeemable convertible preferred units	—	—	—	—	—	—
Partners’ capital (deficit)	(6,578)	(124,924)	51,556	(42,502)	115,870	(6,578)
Total liabilities, redeemable convertible preferred units and partners’ capital (deficit)	$61,875	$12,567	$1,235,910	$960,035	$(601,286)	$1,669,101

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$16,298	$1,849	$—	$18,147
Assets held for sale	—	—	757	—	—	757
Other current assets	—	3,718	64,167	11,527	—	79,412
Total current assets	—	3,718	81,222	13,376	-	98,316
Long-term accounts receivable	—	3,118	71,708	12,322	—	87,148
Cemetery and funeral home property and equipment	—	806	409,201	33,550	—	443,557
Merchandise trusts	—	—	—	488,248	—	488,248
Perpetual care trusts	—	—	—	330,562	—	330,562
Deferred selling and obtaining costs	—	5,511	88,705	18,444	—	112,660
Goodwill and intangible assets	—	—	25,676	60,607	—	86,283
Other assets	—	—	19,403	2,924	—	22,327
Investments in and amounts due from affiliates eliminated upon consolidation	61,875	(586)	539,997	—	(601,286)	-
Total assets	$61,875	$12,567	$1,235,912	$960,033	$(601,286)	$1,669,101
Liabilities and Partners’ Capital
Current liabilities	$—	$184	$60,216	$1,400	$—	$61,800
Long-term debt, net of deferred financing costs	68,453	105,160	146,635	—	—	320,248
Deferred revenues	—	32,147	770,337	111,802	—	914,286
Perpetual care trust corpus	—	—	—	330,562	—	330,562
Other long-term liabilities	—	—	33,553	15,230	—	48,783
Due to affiliates	—	—	173,613	543,543	(717,156)	-
Total liabilities	68,453	137,491	1,184,354	1,002,537	(717,156)	1,675,679
Partners’ capital	(6,578)	(124,924)	51,556	(42,502)	115,870	(6,578)
Total liabilities and partners’ capital	$61,875	$12,567	$1,235,910	$960,035	$(601,286)	$1,669,101

CONDENSED CONSOLIDATING BALANCE SHEETS (continued)

December 31, 2017	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$4,216	$2,605	$—	$6,821
Assets held for sale	—	—	1,016	—	—	1,016
Other current assets	—	3,882	83,901	17,366	—	105,149
Total current assets	—	3,882	89,133	19,971	—	112,986
Long-term accounts receivable	—	2,179	89,275	14,481	—	105,935
Cemetery and funeral home property and equipment	—	738	411,936	34,820	—	447,494
Merchandise trusts	—	—	—	515,456	—	515,456
Perpetual care trusts	—	—	—	339,928	—	339,928
Deferred selling and obtaining costs	—	6,171	98,639	21,588	—	126,398
Goodwill and intangible assets	—	—	26,347	61,759	—	88,106
Other assets	—	—	16,995	2,784	—	19,779
Investments in and amounts due from affiliates eliminated upon consolidation	159,946	82,836	556,783	—	(799,565)	-
Total assets	$159,946	$95,806	$1,289,108	$1,010,787	$(799,565)	$1,756,082
Liabilities and Partners’ Capital
Current liabilities	$—	$72	$44,380	$1,354	$—	$45,806
Long-term debt, net of deferred financing costs	68,250	104,848	144,595	—	—	317,693
Deferred revenues	—	33,469	773,516	105,641	—	912,626
Perpetual care trust corpus	—	—	—	339,928	—	339,928
Other long-term liabilities	—	—	34,149	14,184	—	48,333
Due to affiliates	—	—	173,098	576,025	(749,123)	-
Total liabilities	68,250	138,389	1,169,738	1,037,132	(749,123)	1,664,386
Partners’ capital	91,696	(42,583)	119,370	(26,345)	(50,442)	91,696
Total liabilities and partners’ capital	$159,946	$95,806	$1,289,108	$1,010,787	$(799,565)	$1,756,082

Condensed Consolidating Statements of Operations

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)

Three Months Ended September 30, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$1,257	$61,520	$12,154	$(1,780)	$73,151
Total costs and expenses	—	(3,336)	(64,596)	(13,440)	1,780	(79,592)
Other loss	—	—	(129)	—	—	(129)
Net loss from equity investment in subsidiaries	(42,652)	(33,050)	—	.	75,702	—
Interest expense	—	—	(12,486)	(279)	—	(12,765)
Loss on debt extinguishment	—	—	—	—	—	—
Loss on impairment of goodwill	—	—	(24,206)	(656)	—	(24,862)
Income (loss) from continuing operations before income taxes	(42,652)	(35,129)	(39,897)	(2,221)	75,702	(44,197)
Income tax benefit	—	—	1,545	—	—	1,545
Net income (loss)	$(42,652)	$(35,129)	$(38,352)	$(2,221)	$75,702	$(42,652)

Three Months Ended September 30, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$1,513	$61,254	$12,116	$(1,698)	73,185
Total costs and expenses	—	(3,192)	(68,979)	(12,728)	1,698	(83,201)
Other income	—	—	702	—	—	702
Net loss from equity investment in subsidiaries	(15,867)	(13,280)	—	—	29,147	—
Interest expense	(1,358)	(2,087)	(3,935)	(258)		(7,638)
Income (loss) from continuing operations before income taxes	(17,225)	(17,046)	(10,958)	(870)	29,147	(16,952)
Income tax expense	—	—	(273)	—	—	(273)
Net income (loss)	$(17,225)	$(17,046)	$(11,231)	$(870)	$29,147	$(17,225)

Nine Months Ended September 30, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$4,260	$187,021	$36,354	$(4,520)	$223,115
Total costs and expenses	—	(11,894)	(197,511)	(40,793)	4,520	(245,678)
Other loss	—	—	(1,475)	(2,083)	—	(3,558)
Net loss from equity investment in subsidiaries	(94,405)	(74,333)	—	—	168,738	—
Interest expense	(4,241)	(5,909)	(24,311)	(821)	—	(35,282)
Loss on debt extinguishment	(938)	(1,441)	(6,099)	—	—	(8,478)
Loss on impairment of goodwill	—	—	(24,206)	(656)	—	(24,862)
Income (loss) from continuing operations before income taxes	(99,584)	(89,317)	(66,581)	(7,999)	168,738	(94,743)
Income tax expense	—	—	(4,841)	—	—	(4,841)
Net income (loss)	$(99,584)	$(89,317)	$(71,422)	$(7,999)	$168,738	$(99,584)

Nine Months Ended September 30, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$4,563	$196,638	$38,390	$(6,890)	$232,701
Total costs and expenses	—	(10,278)	(214,804)	(41,289)	6,890	(259,481)
Other loss	—	—	(4,503)	—	—	(4,503)
Net loss from equity investment in subsidiaries	(48,090)	(40,382)	—	—	88,472	—
Interest expense	(4,075)	(6,261)	(11,755)	(767)	—	(22,858)
Income (loss) from continuing operations before income taxes	(52,165)	(52,358)	(34,424)	(3,666)	88,472	(54,141)
Income tax benefit	—	—	1,976	—	—	1,976
Net income (loss)	$(52,165)	$(52,358)	$(32,448)	$(3,666)	$88,472	$(52,165)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Year Ended December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$6,382	$266,550	$52,271	$(9,077)	$316,126
Total costs and expenses	—	(13,666)	(285,578)	(58,349)	9,077	(348,516)
Other loss	—	(445)	(9,510)	(1,549)	—	(11,504)
Net loss from equity investment in subsidiaries	(63,084)	(54,573)	—	—	117,657	—
Interest expense	(5,434)	(8,348)	(15,787)	(1,033)	—	(30,602)
Income (loss) from continuing operations before income taxes	(68,518)	(70,650)	(44,325)	(8,660)	117,657	(74,496)
Income tax benefit	—	—	1,797	—	—	1,797
Net income (loss)	$(68,518)	$(70,650)	$(42,528)	$(8,660)	$117,657	$(72,699)

Year Ended December 31, 2017	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$7,788	$279,399	$58,981	$(7,941)	$338,227
Total costs and expenses	—	(12,306)	(290,850)	(53,685)	7,941	(348,900)
Other loss	—	—	(46,761)	—	—	(46,761)
Net loss from equity investment in subsidiaries	(69,724)	(71,281)	—	—	141,005	—
Interest expense	(5,434)	(8,348)	(12,623)	(940)	—	(27,345)
Income (loss) from continuing operations before income taxes	(75,158)	(84,147)	(70,835)	4,356	141,005	(84,779)
Income tax benefit	—	—	9,621	—	—	9,621
Net income (loss)	$(75,158)	$(84,147)	$(61,214)	$4,356	$141,005	$(75,158)

Condensed Consolidating Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)

Nine Months Ended September 30, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash used in (provided by) operating activities	$—	$212	$(16,712)	$(105)	$(10,150)	$(26,755)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(188)	(4,158)	(147)	—	(4,493)
Payments to affiliates	(57,500)	—	—	—	57,500	—
Net cash used in investing activities	(57,500)	(188)	(4,158)	(147)	57,500	(4,493)
Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments from affiliates	—	—	47,350	—	(47,350)	—
Proceeds from issuance of redeemable convertible preferred units, net	57,500	—	—	—	—	57,500
Net borrowings and repayments of debt	—	(24)	38,517	(148)	—	38,345
Other financing activities	—	—	(18,649)	—	—	(18,649)
Net cash provided by (used in) financing activities	57,500	(24)	67,218	(148)	(47,350)	77,196
Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	46,348	(400)	—	45,948
Cash and cash equivalents and restricted cash— Beginning of period	—	—	16,298	1,849	—	18,147
Cash and cash equivalents and restricted cash— End of period	$—	$—	$62,646	$1,449	$—	$64,095

Nine Months Ended September 30, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$363	$29,462	$(78)	$(10,336)	$19,411
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(363)	(9,888)	(626)	—	(10,877)
Net cash used in investing activities	—	(363)	(9,888)	(626)	—	(10,877)
Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments to affiliates	—	—	(10,336)	—	10,336	—
Proceeds from issuance of redeemable convertible preferred units, net	—	—	—	—	—	—
Net borrowings and repayments of debt	—	—	(4,044)	—	—	(4,044)
Other financing activities	—	—	(3,268)	—	—	(3,268)
Net cash (used in) provided by financing activities	—	—	(17,648)	—	10,336	(7,312)
Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	1,926	(704)	—	1,222
Cash and cash equivalents and restricted cash—Beginning of period	—	—	4,216	2,605	—	6,821
Cash and cash equivalents and restricted cash—End of period	$—	$—	$6,142	$1,901	$—	$8,043

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Year Ended December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$370	$39,943	$(73)	$(13,783)	$26,457
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(370)	(11,510)	(683)	—	(12,563)
Net cash used in investing activities	—	(370)	(11,510)	(683)	—	(12,563)
Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments to affiliates	—	—	(13,782)	—	13,782	—
Net borrowings and repayments of debt	—	—	1,387	—	—	1,387
Other financing activities	—	—	(3,955)	—	—	(3,955)
Net cash used in financing activities	-	—	(16,350)	—	13,782	(2,568)
Net decrease in cash and cash equivalents	—	—	12,082	(756)	—	11,326
Cash and cash equivalents—Beginning of period	—	—	4,216	2,605	—	6,821
Cash and cash equivalents—End of period	$—	$—	$16,298	$1,849	$—	$18,147

Year Ended December 31, 2017	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$24,545	$103	$28,488	$167	$(38,327)	$14,976
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(103)	(7,831)	(987)	—	(8,921)
Net cash used in investing activities	—	(103)	(7,831)	(987)	—	(8,921)
Cash Flows From Financing Activities:
Cash distributions	(24,545)	—	—	—	—	(24,545)
Payments to affiliates	—	—	(38,327)	—	38,327	—
Net borrowings and repayments of debt	—	—	14,341	—	—	14,341
Other financing activities	—	—	(1,600)	—	—	(1,600)
Net cash used in financing activities	(24,545)	—	(25,586)	—	38,327	(11,804)
Net decrease in cash and cash equivalents	—	—	(4,929)	(820)	—	(5,749)
Cash and cash equivalents—Beginning of period	—	—	9,145	3,425	—	12,570
Cash and cash equivalents—End of period	$—	$—	$4,216	$2,605	$—	$6,821